Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Capital Management	Capital ManagementCapital Management
The Company monitors and manages its consolidated capital in compliance with the Life Insurance Capital Adequacy Test
(“LICAT”) guideline, the capital framework issued by OSFI. Under the capital framework, the Company’s consolidated capital resources, including available capital, surplus allowance, and eligible deposits, are measured against a base solvency buffer, which is a risk based capital requirement determined in accordance with the guideline.
The Company’s operating activities are primarily conducted by MLI and its subsidiaries. MLI is also regulated by OSFI and is therefore subject to consolidated risk based capital requirements using the OSFI LICAT framework.
The Company seeks to manage its capital with the objectives of:
•Operating with sufficient capital to be able to honour all commitments to its policyholders and creditors with a high degree of confidence;
•Retaining the ongoing confidence of regulators, policyholders, rating agencies, investors and other creditors in order to ensure access to capital markets; and
•Optimizing return on capital to meet shareholders’ expectations subject to constraints and considerations of adequate levels of capital established to meet the first two objectives.
Capital is managed and monitored in accordance with the Capital Management Policy. The policy is reviewed and approved by the Board of Directors annually and is integrated with the Company’s risk and financial management frameworks. It establishes guidelines regarding the quantity and quality of capital, internal capital mobility, and proactive management of ongoing and future capital requirements.
The capital management framework considers the requirements of the Company as a whole as well as the needs of each of the
Company’s subsidiaries. Internal capital targets are set above regulatory requirements, and considers a number of factors, including expectations of regulators and rating agencies, results of sensitivity and stress testing and the Company’s own risk assessments. The Company monitors against these internal targets and initiates actions appropriate to achieving its business objectives.
Consolidated capital, whose components are based on accounting standards, is presented in the table below. For regulatory reporting purposes, under the LICAT framework, these items are adjusted for various additions or deductions to capital as mandated by the OSFI guidelines.
Consolidated capital

As at December 31,	2025	2024
Total equity	$52,488	$52,960
Exclude AOCI gain / (loss) on cash flow hedges	87	119
Total equity excluding AOCI on cash flow hedges	52,401	52,841
Post-tax CSM	22,165	19,497
Qualifying capital instruments	6,990	7,532
Consolidated capital	$81,556	$79,870
Restrictions on Dividends and Capital Distributions
Dividends and capital distributions are restricted under the Insurance Companies Act (“ICA”). These restrictions apply to both
MFC and its primary operating subsidiary MLI. The ICA prohibits the declaration or payment of any dividend on shares of an insurance company if there are reasonable grounds for believing a company does not have adequate capital and adequate and appropriate forms of liquidity or the declaration or payment of the dividend would cause the company to be in contravention of any regulation made under the ICA respecting the maintenance of adequate capital and adequate and appropriate forms of liquidity, or of any direction made to the company by OSFI. The ICA also requires an insurance company to notify OSFI of the declaration of a dividend at least 15 days prior to the date fixed for its payment. Similarly, the ICA prohibits the purchase for cancellation of any shares issued by an insurance company or the redemption of any redeemable shares or other similar capital transactions, if there are reasonable grounds for believing that the company does not have adequate capital and adequate and appropriate forms of liquidity or the payment would cause the company to be in contravention of any regulation made under the
ICA respecting the maintenance of adequate capital and adequate and appropriate forms of liquidity, or any direction made to the company by OSFI. These latter transactions would require the prior approval of OSFI.
The ICA requires Canadian insurance companies to maintain adequate levels of capital at all times.
Since MFC is a holding company that conducts all of its operations through regulated insurance subsidiaries (or companies owned directly or indirectly by these subsidiaries), its ability to pay future dividends will depend on the receipt of sufficient funds from its regulated insurance subsidiaries. These subsidiaries are also subject to certain regulatory restrictions under laws of
Canada, the United States and certain other countries that may limit their ability to pay dividends or make other upstream distributions.